ForeInvestors Choice Variable Annuity – I Share

Supplement Dated September 21, 2016 to your

Prospectus dated May 2, 2016

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Effective October 1, 2016, BlackRock Financial Management, Inc. (“BlackRock”) will serve as an additional sub-adviser to the Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic Growth Managed Risk Portfolio and Global Atlantic Moderate Growth Managed Risk Portfolio.

The Investment Adviser/Sub-Adviser under Forethought Variable Insurance Trust in Appendix C – Fund Data of your prospectus is deleted and replaced as follows for the above referenced three Portfolios:

Adviser/Sub-Adviser Prior to October 1, 2016	Adviser/Sub-Adviser Effective October 1, 2016

Global Atlantic Investment Advisors, LLC	Global Atlantic Investment Advisors, LLC
Sub-advised by Milliman Financial Risk Management LLC	Sub-advised BlackRock Financial Management, Inc. and Milliman Financial Risk Management LLC

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Effective October 1, 2016, Wilshire Associates Incorporated (“Wilshire”) will serve as an additional sub-adviser to the Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio.

The Investment Adviser/Sub-Adviser under Forethought Variable Insurance Trust in Appendix C – Fund Data of your prospectus is deleted and replaced as follows for the above referenced two Portfolios:

Adviser/Sub-Adviser Prior to October 1, 2016	Adviser/Sub-Adviser Effective October 1, 2016

Global Atlantic Investment Advisors, LLC	Global Atlantic Investment Advisors, LLC
Sub-advised by Milliman Financial Risk Management LLC	Sub-advised by Wilshire Associates Incorporated and Milliman Financial Risk Management LLC

This Supplement Should Be Retained For Future Reference.

FIC-I-092116-IA